Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments    June 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 97.0%

	REPURCHASE AGREEMENTS – 14.8%

$1,297	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/19, repurchase price $1,297,218, collateralized by $1,280,000 U.S. Treasury Notes, 2.375%, due 5/15/27, value $1,325,934	1.200%	7/01/19	N/A	$1,297,088

11,798	Repurchase Agreement with State Street Bank, dated 6/28/19, repurchase price $11,797,858, collateralized by $11,900,000 U.S. Treasury Notes, 2.000%, due 8/31/21, value $12,038,706 (3)	0.050%	7/01/19	N/A	11,797,809
$13,095	Total Repurchase Agreements (cost $13,094,897)				13,094,897

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 82.2%

3,150	Federal Home Loan Bank Bonds	1.000%	9/26/19	Aaa	3,140,878

3,380	Federal Home Loan Bank Bonds	1.250%	10/02/19	Aaa	3,371,818

5,200	Federal Home Loan Bank Bonds	0.875%	7/19/19	AAA	5,195,801

3,500	Federal National Mortgage Association	0.875%	8/02/19	N/R	3,495,764

1,958	U.S. Treasury Bills (3), (4)	0.000%	9/12/19	F1+	1,949,800

4,000	U.S. Treasury Notes	0.750%	7/15/19	N/R	3,997,732

3,975	U.S. Treasury Notes	1.625%	8/31/19	Aaa	3,970,619

3,100	U.S. Treasury Notes	0.875%	9/15/19	Aaa	3,091,010

4,175	U.S. Treasury Notes	1.500%	10/31/19	Aaa	4,166,519

4,100	U.S. Treasury Notes	1.000%	11/15/19	Aaa	4,082,543

4,000	U.S. Treasury Notes	1.375%	12/15/19	Aaa	3,987,500

4,000	U.S. Treasury Notes	1.375%	1/15/20	Aaa	3,984,687

2,750	U.S. Treasury Notes	1.250%	1/31/20	Aaa	2,736,465

3,000	U.S. Treasury Notes	1.375%	2/15/20	Aaa	2,987,227

3,500	U.S. Treasury Notes	1.250%	2/29/20	Aaa	3,481,406

2,180	U.S. Treasury Notes	2.250%	3/31/20	Aaa	2,183,576

3,000	U.S. Treasury Notes	1.500%	4/15/20	Aaa	2,987,461

3,500	U.S. Treasury Notes	1.375%	4/30/20	Aaa	3,481,269

3,065	U.S. Treasury Notes	1.500%	5/15/20	Aaa	3,051,351

3,730	U.S. Treasury Notes	1.500%	5/31/20	Aaa	3,712,516

3,765	U.S. Treasury Notes	1.500%	6/15/20	Aaa	3,748,234
$73,028	Total U.S. Government and Agency Obligations (cost $72,687,400)				72,804,176
	Total Short-Term Investments (cost $85,782,297)				85,899,073
	Other Assets Less Liabilities – 3.0% (5)				2,672,614
	Net Assets – 100%				$88,571,687

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2019

(Unaudited)

Investments in Derivatives (6)

Futures Contracts

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	75	September 2019	$5,297,104	$4,855,500	$(441,604)	$(69,750)

	ICE Brent Crude Oil Futures Contract	Long	63	November 2019	4,274,783	4,036,410	(238,373)	(57,330)

	NYMEX WTI Crude Oil Futures Contract	Long	140	September 2019	7,704,942	8,192,800	487,858	(135,800)

	NYMEX WTI Crude Oil Futures Contract	Long	16	November 2019	1,037,760	931,520	(106,240)	(15,520)
	Total Crude Oil		294		18,314,589	18,016,230	(298,359)	(278,400)

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Long	30	September 2019	1,770,199	1,801,500	31,301	3,000

	ICE Low Sulphur Gas Oil Futures Contract	Long	17	November 2019	1,087,857	1,023,825	(64,032)	2,550
	Total Gas Oil		47		2,858,056	2,825,325	(32,731)	5,550

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	24	September 2019	1,898,006	1,962,778	64,772	(21,974)

	NYMEX NY Harbor ULSD Futures Contract	Long	3	November 2019	251,262	246,821	(4,441)	(2,785)
	Total Heating Oil		27		2,149,268	2,209,599	60,331	(24,759)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	184	September 2019	4,601,976	4,198,880	(403,096)	(29,440)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	29	September 2019	2,139,978	2,258,293	118,315	(20,219)

	NYMEX Gasoline RBOB Futures Contract	Long	23	November 2019	1,674,578	1,600,179	(74,399)	(14,973)
	Total Unleaded Gas		52		3,814,556	3,858,472	43,916	(35,192)
	Total Energy		604		31,738,445	31,108,506	(629,939)	(362,241)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	81	July 2019	3,812,481	3,609,056	(203,425)	19,744

	LME Primary Aluminum Futures Contract	Short	(81)	July 2019	(3,614,906)	(3,609,056)	5,850	(19,744)

	LME Primary Aluminum Futures Contract	Long	74	September 2019	3,331,529	3,330,462	(1,067)	18,500

Investments in Derivatives (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Aluminum (continued)

	LME Primary Aluminum Futures Contract	Short	(27)	September 2019	$(1,207,213)	$(1,215,169)	$(7,956)	$(6,250)

	LME Primary Aluminum Futures Contract	Long	22	November 2019	992,800	998,663	5,863	5,638

	LME Primary Aluminum Futures Contract	Short	(1)	November 2019	(45,394)	(45,394)	—	—
	Total Aluminum		68		3,269,297	3,068,562	(200,735)	17,888

	Copper

	CEC Copper Futures Contract	Long	20	September 2019	1,347,737	1,356,750	9,013	(1,425)

	CEC Copper Futures Contract	Long	17	December 2019	1,144,028	1,156,212	12,184	(600)

	CEC Copper Futures Contract	Long	8	March 2020	535,786	545,200	9,414	(100)

	LME Copper Futures Contract	Long	40	July 2019	6,380,800	5,992,000	(388,800)	6,500

	LME Copper Futures Contract	Short	(40)	July 2019	(6,095,144)	(5,992,000)	103,144	(6,500)

	LME Copper Futures Contract	Long	36	September 2019	5,471,710	5,396,400	(75,310)	4,050

	LME Copper Futures Contract	Short	(12)	September 2019	(1,802,975)	(1,798,800)	4,175	(1,238)

	LME Copper Futures Contract	Long	6	November 2019	877,050	900,000	22,950	375

	LME Copper Futures Contract	Short	(6)	November 2019	(894,750)	(900,000)	(5,250)	(375)

	LME Copper Futures Contract	Long	6	January 2020	895,275	900,600	5,325	225
	Total Copper		75		7,859,517	7,556,362	(303,155)	912

	Lead

	LME Lead Futures Contract	Long	14	July 2019	684,388	673,925	(10,463)	(5,163)

	LME Lead Futures Contract	Short	(14)	July 2019	(654,050)	(673,925)	(19,875)	5,163

	LME Lead Futures Contract	Long	16	September 2019	751,025	772,800	21,775	(4,500)

	LME Lead Futures Contract	Short	(5)	September 2019	(232,200)	(241,500)	(9,300)	1,125

	LME Lead Futures Contract	Long	3	November 2019	135,938	145,201	9,263	(750)
	Total Lead		14		685,101	676,501	(8,600)	(4,125)

	Nickel

	LME Nickel Futures Contract	Long	7	July 2019	546,912	530,880	(16,032)	(1,512)

	LME Nickel Futures Contract	Short	(7)	July 2019	(511,590)	(530,880)	(19,290)	1,512

	LME Nickel Futures Contract	Long	4	September 2019	288,345	304,920	16,575	(720)

	LME Nickel Futures Contract	Short	(1)	September 2019	(72,600)	(76,230)	(3,630)	180

	LME Nickel Futures Contract	Long	1	November 2019	72,870	76,320	3,450	(114)
	Total Nickel		4		323,937	305,010	(18,927)	(654)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2019

(Unaudited)

Investments in Derivatives (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Zinc

	LME Zinc Futures Contract	Long	36	July 2019	$2,454,050	$2,290,500	$(163,550)	$15,300

	LME Zinc Futures Contract	Short	(36)	July 2019	(2,433,183)	(2,290,500)	142,683	(15,300)

	LME Zinc Futures Contract	Long	34	September 2019	2,260,725	2,125,850	(134,875)	16,150

	LME Zinc Futures Contract	Short	(6)	September 2019	(405,400)	(375,150)	30,250	(2,850)

	LME Zinc Futures Contract	Long	4	November 2019	271,700	248,900	(22,800)	2,200
	Total Zinc		32		2,147,892	1,999,600	(148,292)	15,500
	Total Industrial Metals		193		14,285,744	13,606,035	(679,709)	29,521

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	67	September 2019	1,458,269	1,422,912	(35,357)	(66,150)

	CBOT Corn Futures Contract	Long	88	December 2019	1,842,019	1,898,601	56,582	(80,925)

	CBOT Corn Futures Contract	Long	39	March 2020	909,732	857,024	(52,708)	(31,913)
	Total Corn		194		4,210,020	4,178,537	(31,483)	(178,988)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	76	December 2019	2,490,024	2,454,040	(35,984)	19,140

	Soybean Oil

	CBOT Soybean Oil Futures Contracts	Long	43	December 2019	726,426	743,814	17,388	10,836

	CBOT Soybean Oil Futures Contracts	Long	18	January 2020	310,265	313,956	3,691	4,536
	Total Soybean Oil Futures		61		1,036,691	1,057,770	21,079	15,372

	Soybeans

	CBOT Soybean Futures Contracts	Long	93	November 2019	4,175,594	4,291,950	116,356	47,300

	CBOT Soybean Futures Contracts	Long	16	January 2020	749,473	747,600	(1,873)	8,064
	Total Soybeans		109		4,925,067	5,039,550	114,483	55,364

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	21	September 2019	491,098	484,575	(6,523)	(21,000)

	CBOT KC HRW Wheat Futures Contract	Long	9	December 2019	202,877	218,025	15,148	(8,438)

	CBOT Wheat Futures Contract	Long	23	September 2019	614,087	606,338	(7,749)	(21,450)

	CBOT Wheat Futures Contract	Long	62	December 2019	1,521,298	1,669,350	148,052	(53,838)

	MGEX Red Spring Wheat Futures Contract	Long	6	September 2019	165,508	166,275	767	(1,813)
	Total Wheat		121		2,994,868	3,144,563	149,695	(106,539)
	Total Agriculturals		561		15,656,670	15,874,460	217,790	(195,651)

Investments in Derivatives (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	77	August 2019	$10,070,733	$10,885,490	$814,757	$12,920

	Palladium

	NYMEX Palladium Futures Contract	Long	6	September 2019	787,800	922,560	134,760	(780)

	Platinum

	NYMEX Platinum Futures Contract	Long	15	October 2019	605,124	630,825	25,701	17,700

	Silver

	CEC Silver Futures Contract	Long	30	September 2019	2,225,101	2,301,150	76,049	7,050
	Total Precious Metals		128		13,688,758	14,740,025	1,051,267	36,890

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	26	September 2019	621,255	630,500	9,245	(7,280)

	ICE Cocoa Futures Contract	Long	7	December 2019	169,311	172,060	2,749	(1,820)
	Total Cocoa		33		790,566	802,560	11,994	(9,100)

	Coffee

	ICE Coffee C Futures Contract	Long	32	September 2019	1,201,360	1,313,400	112,040	33,000

	LIFFE Coffee Robusta Futures Contract	Long	11	September 2019	156,369	159,610	3,241	2,310
	Total Coffee		43		1,357,729	1,473,010	115,281	35,310

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	43	December 2019	1,414,560	1,420,720	6,160	(175)

	Sugar

	ICE Sugar 11 Futures Contract	Long	111	October 2019	1,589,192	1,568,919	(20,273)	(19,891)

	ICE White Sugar Futures Contract	Long	11	August 2019	185,918	180,620	(5,298)	(165)
	Total Sugar		122		1,775,110	1,749,539	(25,571)	(20,056)
	Total Foods & Fibers		241		5,337,965	5,445,829	107,864	5,979

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	18	August 2019	1,413,764	1,231,650	(182,114)	9,450

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	46	August 2019	1,533,169	1,398,400	(134,769)	(21,620)

	Live Cattle

	CME Live Cattle Futures Contract	Long	63	August 2019	2,728,173	2,629,620	(98,553)	(25,200)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2019

(Unaudited)

Investments in Derivatives (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Livestock (continued)	Live Cattle (continued)

	CME Live Cattle Futures Contract	Long	50	October 2019	$2,251,142	$2,108,500	$(142,642)	$(18,000)
	Total Live Cattle		113		4,979,315	4,738,120	(241,195)	(43,200)
	Total Livestock		177		7,926,248	7,368,170	(558,078)	(55,370)
	Total Futures Contracts		1,904		$88,633,830	$88,143,025	$(490,805)	$(540,872)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$13,094,897	$—	$13,094,897
U.S. Government and Agency Obligations	—	72,804,176	—	72,804,176
Investments in Derivatives:
Futures Contracts*	(490,805)	—	—	(490,805)
Total	$(490,805)	$85,899,073	$—	$85,408,268
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, security was held at the Subsidiary level.

(4)	Investment has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(6)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(7)

The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(8)	Total Number of Contracts, Notional Amount and Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Gresham Managed Futures Strategy Fund

Consolidated Portfolio of Investments     June 30, 2019

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 91.5%

	REPURCHASE AGREEMENTS – 15.3%

$2,087	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/19, repurchase price $2,086,699, collateralized by $2,055,000 U.S. Treasury Notes, 2.375%, due 5/15/27, value $2,128,746	1.200%	7/01/19	N/A	$2,086,490

2,144	Repurchase Agreement with State Street Bank, dated 6/28/19, repurchase price $2,144,234, collateralized by $2,165,000 U.S. Treasury Notes, 2.000%, due 8/31/21, value $2,190,235, (3)	0.050%	7/01/19	N/A	2,144,225
$4,231	Total Repurchase Agreements (cost $21,064,396)				4,230,715

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 76.2%

9,748	U.S. Treasury Bills	0.000%	9/19/19	F1+	9,703,083

11,538	U.S. Treasury Bills	0.010%	3/26/20	F1+	11,369,652
$21,286	Total U.S. Government and Agency Obligations (cost $4,230,715)				21,072,735
	Total Short-Term Investments (cost $25,295,111)				25,303,450
	Other Assets Less Liabilities – 8.5% (4)				2,348,567
	Net Assets – 100%				$27,652,017

Investments in Derivatives

Futures Contracts

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	CBOT 30-Day Fed Fund Future	Long	39	December 2019	$15,897,408	$15,974,215	$76,807	$(1,625)

	CBOT U.S. Treasury 2-Year Note Future	Long	92	September 2019	19,698,655	19,796,531	97,876	(3,594)

	CBOT U.S. Treasury 5-Year Note Future	Long	53	September 2019	6,189,131	6,262,281	73,150	—

	CBOT U.S. Treasury 10-Year Note Future	Long	23	September 2019	2,893,337	2,943,282	49,945	719

	CBOT U.S. Treasury Long Bond Future	Long	7	September 2019	1,063,572	1,089,156	25,584	(875)

	CBOT U.S. Treasury Ultra 10-Year Note Future	Long	15	September 2019	2,026,177	2,071,875	45,698	469

	CBOT U.S. Treasury Ultra Bond Future	Long	6	September 2019	1,038,735	1,065,375	26,640	(1,125)

	CME 90-Day Euro Future	Long	58	December 2019	14,151,808	14,223,050	71,242	(2,175)

	EUX 2-Year Euro-Schatz Future	Long	424	September 2019	54,057,031	54,136,020	78,989	9,655

	EUX 5-Year Euro-BOBL Future	Long	85	September 2019	12,941,994	12,994,098	52,104	6,774

	EUX 10-Year Euro-BUND Future	Long	11	September 2019	2,136,279	2,160,650	24,371	1,505

	EUX 30-Year Euro-BUXL Future	Long	6	September 2019	1,336,007	1,384,305	48,298	(1,219)

	EUX Euro-BTP Italian Bond Future	Long	22	September 2019	3,217,483	3,359,676	142,193	13,531

	EUX French Bond Euro-OAT Future	Long	19	September 2019	3,495,304	3,562,000	66,696	2,604

Investments in Derivatives (continued)

Futures Contracts (continued):

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	EUX Short-Term Euro-BTP Future	Long	121	September 2019	$15,195,485	$15,341,187	$145,702	$9,655

	ICE 3-Month Euro-Euribor Future	Long	160	December 2019	45,595,191	45,700,056	104,865	2,292

	ICE 3-Month Euroswiss Future	Long	238	December 2019	61,390,104	61,474,800	84,696	(6,072)

	ICE 90-Day Sterling Future	Long	288	December 2019	45,311,271	45,345,572	34,301	(4,458)

	ICE Long Gilt Future	Long	14	September 2019	2,296,205	2,316,642	20,437	(2,795)

	Montreal Exchange 10-Year Canadian Bond Future	Long	40	September 2019	4,331,295	4,365,775	34,480	(1,509)

	OSE Japanese 10-Year Bond Future	Long	18	September 2019	25,626,795	25,685,665	58,870	17,329

	SFE 3-Year Australian Bond Future	Long	112	September 2019	9,013,428	9,042,217	28,789	2,574

	SFE 10-Year Australian Bond Future	Long	12	September 2019	1,195,477	1,210,195	14,718	2,456
	Total Fixed Income Futures Contracts		1,863		$350,098,172	$351,504,623	$1,406,451	$44,116
	Aggregate Long Fixed Income Futures Contracts		1,863		350,098,172	351,504,623	1,406,451	44,116
	Aggregate Short Fixed Income Futures Contracts		—		—	—	—	—

Currency Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	CME Australian Dollar Currency Futures Contract	Short	(15)	September 2019	$(1,043,676)	$(1,055,399)	$(11,723)	$(2,250)

	CME Brazilian Real Currency Futures Contract	Long	41	August 2019	1,068,300	1,066,000	(2,300)	190

	CME British Pound Currency Futures Contract	Short	(19)	September 2019	(1,514,820)	(1,513,944)	876	(5,106)

	CME Canadian Dollar Currency Futures Contract	Long	3	September 2019	229,346	229,665	319	55

	CME Euro Currency Futures Contract	Short	(3)	September 2019	(425,831)	(429,244)	(3,413)	(131)

	CME Euro FX/British Pound Cross Rate Currency Futures Contract	Long	18	September 2019	2,557,035	2,565,504	8,469	(7,823)

	CME Euro FX/Japanese Yen Cross Rate Currency Futures Contract	Short	(23)	September 2019	(3,271,351)	(3,271,124)	227	(2,134)

	CME Euro FX/Swiss Francs Cross Rate Currency Futures Contract	Short	(38)	September 2019	(5,461,779)	(5,395,692)	66,087	503

	CME Japanese Yen Currency Futures Contract	Long	38	September 2019	4,413,525	4,432,225	18,700	(1,425)

	CME Mexican Peso Currency Futures Contract	Long	35	September 2019	904,857	900,550	(4,307)	(2,100)

	CME New Zealand Dollar Currency Futures Contract	Short	(11)	September 2019	(724,625)	(739,970)	(15,345)	(1,760)

	CME Swiss Franc Currency Futures Contract	Long	8	September 2019	1,032,167	1,032,200	33	350

	ICE U.S. Dollar Index Futures Contract	Long	1	September 2019	97,057	95,666	(1,391)	(76)

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2019

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Currency Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	SGX Indian Rupee/USD Currency Futures Contract	Long	132	July 2019	$3,774,115	$3,809,520	$35,405	$4,064
	Total Currency Futures Contracts		167		$1,634,320	$1,725,957	$91,637	$(17,643)
	Aggregate Long Currency Futures Contracts		276		14,076,402	14,131,330	54,928	(6,765)
	Aggregate Short Currency Futures Contracts		(109)		(12,442,082)	(12,405,373)	36,709	(10,878)

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	ASX Share Price Index 200 Future	Long	4	September 2019	$456,827	$460,475	$3,648	$(3,077)

	CBOE Volatility Index Future	Short	(10)	July 2019	(173,343)	(155,250)	18,093	4,950

	CBOT DJIA E-Mini Index Future	Long	6	September 2019	791,667	797,789	6,122	1,410

	CME E-mini NASDAQ 100 Index Future	Long	4	September 2019	608,695	615,500	6,805	260

	CME E-mini Russell 2000 Index Future	Short	(2)	September 2019	(152,511)	(156,710)	(4,199)	(1,730)

	CME Nikkei 225 Index Future	Short	(1)	September 2019	(105,047)	(106,600)	(1,553)	(500)

	CME S&P 500 Index E-mini Future	Long	6	September 2019	873,927	883,260	9,333	3,990

	EOE Amsterdam Index Future	Long	2	July 2019	254,737	255,134	397	1,910

	EOP CAC 40 Index Future	Long	4	July 2019	250,450	251,663	1,213	2,024

	EUX EURO STOXX 50 Index Future	Long	6	September 2019	230,962	236,471	5,509	2,252

	EUX MSCI Europe Index Future	Long	8	September 2019	203,846	204,587	741	1,501

	EUX STOXX 600 Banks Index Future	Short	(61)	September 2019	(453,433)	(460,224)	(6,791)	(2,082)

	EUX STOXX Europe 600 Index Future	Long	9	September 2019	195,736	195,979	243	1,484

	EUX Swiss Market New Index Future	Long	3	September 2019	301,847	302,796	949	738

	ICE FTSE 100 Index Future	Long	3	September 2019	278,579	280,748	2,169	1,126

	ICE FTSE 250 Index Future	Short	(1)	September 2019	(48,269)	(49,140)	(871)	(394)

	ICE MSCI EAFE Index Future	Long	2	September 2019	192,093	192,330	237	480

	ICE MSCI Emerging Markets Index Future	Short	(1)	September 2019	(50,292)	(52,670)	(2,378)	135

	MDE Mexican Bolsa Index Future	Short	(8)	September 2019	(182,628)	(182,038)	590	579

	MIL FTSE/MIB Index Future	Long	3	September 2019	354,041	360,848	6,807	2,116

	Montreal Exchange S&P/TSX 60 Index Future	Long	5	September 2019	745,150	746,592	1,442	4,504

	OMX Stockholm OMXS30 Index Future	Long	14	July 2019	240,491	244,348	3,857	1,129

	OSE TOPIX Index Future	Short	(3)	September 2019	(424,655)	(431,572)	(6,917)	(554)

	SAF FTSE/JSE Top 40 Index Future	Long	4	September 2019	149,796	148,902	(894)	285

	SGX FTSE China A50 Index Future	Long	25	July 2019	336,827	337,625	798	(250)

	SGX MSCI Singapore Index Future	Long	6	July 2019	166,720	167,694	974	111

	SGX MSCI Taiwan Index Future	Long	9	July 2019	348,381	347,850	(531)	(1,840)

Investments in Derivatives (continued)

Futures Contracts (continued):

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	TEF SET50 Index Future	Long	68	September 2019	$507,158	$509,188	$2,030	$785
	Total Equity Futures Contracts		104		$5,897,752	$5,945,575	$47,823	$21,342
	Aggregate Long Equity Futures Contracts		191		7,487,930	7,539,779	51,849	20,938
	Aggregate Short Equity Futures Contracts		(87)		(1,590,178)	(1,594,204)	(4,026)	404

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Short	(2)	September 2019	$(123,640)	$(129,480)	$(5,840)	$1,860

	ICE WTI Crude Oil Futures Contract	Short	(1)	August 2019	(53,390)	(58,470)	(5,080)	960

	NYMEX WTI Crude Oil Futures Contract	Short	(1)	August 2019	(52,420)	(58,470)	(6,050)	960
	Total Crude Oil		(4)		(229,450)	(246,420)	(16,970)	3,780

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Short	(1)	August 2019	(55,950)	(59,750)	(3,800)	(100)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Short	(1)	August 2019	(76,772)	(81,455)	(4,683)	916

	Natural Gas

	ICE Natural Gas Futures Contract	Short	(10)	August 2019	(118,971)	(100,980)	17,991	235

	NYMEX Natural Gas Futures Contract	Short	(27)	August 2019	(634,564)	(623,160)	11,404	4,320
	Total Natural Gas		(37)		(753,535)	(724,140)	29,395	4,555

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	1	August 2019	80,111	79,657	(454)	—
	Total Energy		(42)		(1,035,596)	(1,032,108)	3,488	9,151

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	2	July 2019	88,813	89,113	300	488

	LME Primary Aluminum Futures Contract	Short	(8)	July 2019	(352,506)	(356,450)	(3,944)	(1,950)
	Total Aluminum		(6)		(263,693)	(267,337)	(3,644)	(1,462)

	Copper

	CEC Copper Futures Contract	Short	(3)	September 2019	(197,634)	(203,512)	(5,878)	225

	LME Copper Futures Contract	Short	(2)	July 2019	(291,825)	(299,600)	(7,775)	(325)
	Total Copper		(5)		(489,459)	(503,112)	(13,653)	(100)

	Lead

	LME Lead Futures Contract	Long	1	July 2019	47,888	48,138	250	(369)

	LME Lead Futures Contract	Short	(3)	July 2019	(135,863)	(144,413)	(8,550)	1,106
	Total Lead		(2)		(87,975)	(96,275)	(8,300)	737

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2019

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Nickel

	LME Nickel Futures Contract	Long	5	July 2019	$366,889	$379,200	$12,311	$(864)

	LME Nickel Futures Contract	Short	(4)	July 2019	(282,750)	(303,360)	(20,610)	864
	Total Nickel		1		84,139	75,840	(8,299)	—

	Zinc

	LME Zinc Futures Contract	Long	1	July 2019	65,287	63,624	(1,663)	425

	LME Zinc Futures Contract	Short	(2)	July 2019	(126,500)	(127,250)	(750)	(850)
	Total Zinc		(1)		(61,213)	(63,626)	(2,413)	(425)
	Total Industrial Metals		(13)		(818,201)	(854,510)	(36,309)	(1,250)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	9	September 2019	201,887	191,137	(10,750)	(8,400)

	Canola Oil

	ICE Canola Oil Futures Contract	Short	(92)	November 2019	(653,192)	(640,568)	12,624	(5,173)

	Rapeseed

	EOP Rapeseed Futures Contract	Short	(4)	August 2019	(82,724)	(82,838)	(114)	—

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Short	(3)	August 2019	(93,890)	(94,590)	(700)	(210)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	(24)	August 2019	(405,312)	(408,528)	(3,216)	(5,808)

	Soybeans

	CBOT Soybean Futures Contract	Short	(4)	November 2019	(182,850)	(184,600)	(1,750)	(2,150)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Short	(2)	September 2019	(47,113)	(46,150)	963	2,000

	CBOT Wheat Futures Contract	Long	1	September 2019	26,925	26,362	(563)	(975)

	EOP Mill Wheat Futures Contract	Short	(3)	September 2019	(30,588)	(30,744)	(156)	341
	Total Wheat		(4)		(50,776)	(50,532)	244	1,366
	Total Agriculturals		(122)		(1,266,857)	(1,270,519)	(3,662)	(20,375)

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	4	August 2019	537,260	565,480	28,220	680

	TOCOM Gold Futures Contract	Long	8	April 2020	345,249	362,696	17,447	1,701
	Total Gold		12		882,509	928,176	45,667	2,381

	Palladium

	NYMEX Palladium Futures Contract	Long	3	September 2019	407,160	461,280	54,120	(390)

Investments in Derivatives (continued)

Futures Contracts (continued):

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Precious Metals (continued)	Platinum

	NYMEX Platinum Futures Contract	Short	(4)	October 2019	$(162,339)	$(168,220)	$(5,881)	$(4,720)

	TOCOM Platinum Futures Contract	Short	(7)	April 2020	(91,629)	(92,325)	(696)	(162)
	Total Platinum		(11)		(253,968)	(260,545)	(6,577)	(4,882)

	Silver

	CEC Silver Futures Contract	Long	1	September 2019	76,375	76,705	330	—
	Total Precious Metals		5		1,112,076	1,205,616	93,540	(2,891)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	4	September 2019	98,730	97,000	(1,730)	(1,120)

	ICE Cocoa Futures Contract	Long	12	September 2019	282,373	275,071	(7,302)	(2,449)
	Total Cocoa		16		381,103	372,071	(9,032)	(3,569)

	Coffee

	ICE Coffee C Futures Contract	Short	(3)	September 2019	(115,519)	(123,132)	(7,613)	(3,094)

	Cotton

	ICE Cotton No. 2 Futures Contract	Short	(14)	December 2019	(464,075)	(462,560)	1,515	70

	Palm Oil

	KLSE Crude Palm Oil Futures Contract	Short	(39)	September 2019	(473,442)	(460,308)	13,134	2,860

	Sugar

	ICE Sugar 11 Futures Contract	Short	(7)	October 2019	(98,358)	(98,940)	(582)	1,254
	Total Foods & Fibers		(47)		(770,291)	(772,869)	(2,578)	(2,479)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Short	(11)	August 2019	(782,963)	(752,675)	30,288	(5,775)

	Lean Hogs

	CME Lean Hogs Futures Contract	Short	(8)	August 2019	(258,740)	(243,200)	15,540	3,760

	Live Cattle

	CME Live Cattle Futures Contract	Short	(9)	August 2019	(383,050)	(375,660)	7,390	3,600
	Total Livestock		(28)		(1,424,753)	(1,371,535)	53,218	1,585
	Total Commodity Futures Contracts		(247)		(4,203,622)	(4,095,925)	107,697	(16,259)
	Aggregate Long Commodity Futures Contracts		52		2,624,947	2,715,463	90,516	(11,273)
	Aggregate Short Commodity Futures Contracts		(299)		(6,828,569)	(6,811,388)	17,181	(4,986)
	Total Futures Contracts		1,887		$353,426,622	$355,080,230	$1,653,608	$31,556

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    June 30, 2019

(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$4,230,715	$—	$4,230,715
U.S. Government and Agency Obligations	—	21,072,735	—	21,072,735
Investments in Derivatives:
Futures Contracts*	1,653,608	—	—	1,653,608
Total	$1,653,608	$25,303,450	$—	$26,957,058
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in Commodity derivatives are held at the Subsidiary level.

N/A	Not applicable

ASX	Australian Stock Exchange

CBOE	Chicago Board Options Exchange

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

EOE	Euronext Amsterdam

EOP	Euronext Paris

EUX	Eurex Exchange

FTSE	Financial Times Stock Exchange

ICE	Intercontinental Exchange

JSE	Johannesburg Stock Exchange

KC HRW	Kansas City Hard Red Winter

KLSE	Bursa Malaysia

LME	London Metal Exchange

MDE	Mexican Derivatives Exchange

MIL	Milan Exchange

MSCI	Morgan Stanley Capital International

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

OMX	Stockholm Stock Exchange

OSE	Osaka Stock Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

S&P	Standard and Poor’s

SAF	South African Futures Exchange

SGX	Singapore Exchange Limited

SFE	Sydney Futures Exchange

TEF	Thailand Futures Exchange

TOCOM	Tokyo Commodity Exchange

WTI	West Texas Intermediate